Retirement-Related Benefits - Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension Plan | United States
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	$ 18,073	$ 17,591	$ 24,437
Pension Plan | United States | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	741	661
Pension Plan | United States | Equity mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	349	183
Pension Plan | United States | Government and related
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	5,168	7,010
Pension Plan | United States | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	3,997	3,849
Pension Plan | United States | Mortgage and asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	127	141
Pension Plan | United States | Fixed income mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	268	240
Pension Plan | United States | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Cash and short-term investments
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	1,561	646
Pension Plan | United States | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Derivatives
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	(1)	8
Pension Plan | United States | Other mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Investments measured at net asset value using the NAV practical expedient
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	$ 5,863	$ 4,852
Defined Benefit Plan, Plan Assets, Fair Value by Hierarchy and NAV [Extensible Enumeration]	Fair Value Measured at Net Asset Value Per Share [Member]	Fair Value Measured at Net Asset Value Per Share [Member]
Pension Plan | United States | Other
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	$ 0	$ 0
Pension Plan | United States | Level 1,2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	12,210	12,739
Pension Plan | United States | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	3,088	1,747
Pension Plan | United States | Level 1 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	738	655
Pension Plan | United States | Level 1 | Equity mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	349	183
Pension Plan | United States | Level 1 | Government and related
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 1 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 1 | Mortgage and asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 1 | Fixed income mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	268	240
Pension Plan | United States | Level 1 | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 1 | Cash and short-term investments
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	1,733	670
Pension Plan | United States | Level 1 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 1 | Derivatives
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 1 | Other mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	8,962	10,799
Pension Plan | United States | Level 2 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 2 | Equity mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 2 | Government and related
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	5,168	7,010
Pension Plan | United States | Level 2 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	3,839	3,663
Pension Plan | United States | Level 2 | Mortgage and asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	127	141
Pension Plan | United States | Level 2 | Fixed income mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 2 | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 2 | Cash and short-term investments
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	(171)	(24)
Pension Plan | United States | Level 2 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 2 | Derivatives
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	(1)	8
Pension Plan | United States | Level 2 | Other mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	160	193
Pension Plan | United States | Level 3 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	3	7
Pension Plan | United States | Level 3 | Equity mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 3 | Government and related
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 3 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	157	186
Pension Plan | United States | Level 3 | Mortgage and asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 3 | Fixed income mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 3 | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 3 | Cash and short-term investments
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 3 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 3 | Derivatives
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 3 | Other mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	26,733	25,205	29,059
Pension Plan | Non-U.S. Plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	44	68
Pension Plan | Non-U.S. Plans | Equity mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Government and related
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	6,235	6,917
Pension Plan | Non-U.S. Plans | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	3,084	2,557
Pension Plan | Non-U.S. Plans | Mortgage and asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	5	4
Pension Plan | Non-U.S. Plans | Fixed income mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	4,399	3,332
Pension Plan | Non-U.S. Plans | Cash and short-term investments
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	256	447
Pension Plan | Non-U.S. Plans | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	3
Pension Plan | Non-U.S. Plans | Derivatives
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	36	97
Pension Plan | Non-U.S. Plans | Other mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	22	20
Pension Plan | Non-U.S. Plans | Investments measured at net asset value using the NAV practical expedient
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	12,726	11,807
Pension Plan | Non-U.S. Plans | Other
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	(74)	(47)
Pension Plan | Non-U.S. Plans | Level 1,2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	14,081	13,444
Pension Plan | Non-U.S. Plans | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	401	413
Pension Plan | Non-U.S. Plans | Level 1 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	44	67
Pension Plan | Non-U.S. Plans | Level 1 | Equity mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 1 | Government and related
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	93	110
Pension Plan | Non-U.S. Plans | Level 1 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	7
Pension Plan | Non-U.S. Plans | Level 1 | Mortgage and asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 1 | Fixed income mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 1 | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 1 | Cash and short-term investments
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	204	170
Pension Plan | Non-U.S. Plans | Level 1 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 1 | Derivatives
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	38	39
Pension Plan | Non-U.S. Plans | Level 1 | Other mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	22	20
Pension Plan | Non-U.S. Plans | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	13,680	13,029
Pension Plan | Non-U.S. Plans | Level 2 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	1
Pension Plan | Non-U.S. Plans | Level 2 | Equity mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 2 | Government and related
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	6,142	6,807
Pension Plan | Non-U.S. Plans | Level 2 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	3,084	2,550
Pension Plan | Non-U.S. Plans | Level 2 | Mortgage and asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	5	4
Pension Plan | Non-U.S. Plans | Level 2 | Fixed income mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 2 | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	4,399	3,332
Pension Plan | Non-U.S. Plans | Level 2 | Cash and short-term investments
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	52	277
Pension Plan | Non-U.S. Plans | Level 2 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 2 | Derivatives
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	(2)	58
Pension Plan | Non-U.S. Plans | Level 2 | Other mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	3
Pension Plan | Non-U.S. Plans | Level 3 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 3 | Equity mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 3 | Government and related
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 3 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 3 | Mortgage and asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 3 | Fixed income mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 3 | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 3 | Cash and short-term investments
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 3 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	3
Pension Plan | Non-U.S. Plans | Level 3 | Derivatives
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 3 | Other mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Other Postretirement Benefits Plan | United States
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	5	6	10
Other Postretirement Benefits Plan | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	$ 9	$ 14	$ 23